Commitments and Contingencies (Detail) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Reserves for estimated uninsured losses	$ 500	$ 1,800
Loss contingency, loss in period	22,000
Insurance reimbursement receivable	20,000
Insurance Claims
Loss Contingencies [Line Items]
Liability and cargo insurance coverage for claims	1,000
Cargo Claims
Loss Contingencies [Line Items]
Liability and cargo insurance coverage for claims	100
Workers Compensation
Loss Contingencies [Line Items]
Self insurance	1,000
Uninsured Risk
Loss Contingencies [Line Items]
Reserves for estimated uninsured losses	26,000	28,400
Legal Reserve
Loss Contingencies [Line Items]
Reserves for estimated uninsured losses	12,000	$ 13,200
General Liability
Loss Contingencies [Line Items]
Liability for Claims and Claims Adjustment Expense	$ 100,000